DWS Investment Management Americas, Inc.

One International Place

Boston, MA 02110

March 5, 2019

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	DWS CROCI® Equity Dividend Fund and DWS Mid Cap Value Fund (the “Funds”), each a series of Deutsche DWS Investment Trust (the “Trust”) (formerly Deutsche Investment Trust) (Reg. Nos. 002-13628; 811-00043)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 242 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement relating to the Funds and was filed electronically on February 28, 2019.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-1004.

Very truly yours,

/s/ Andrew Hone

Andrew Hone

Vice President and Senior Counsel

DWS Investment Management Americas, Inc.

cc: John Marten, Esq., Vedder Price P.C.